Trade and other receivables (Details) - INR (₨) ₨ in Millions		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current
Current trade and other receivables, gross		₨ 73,743	₨ 67,958
Less: Allowance for credit losses		(1,258)	(1,194)	₨ (1,296)
Current trade and other receivables, net		72,485	66,764
Non-current
Non-current trade and other receivables, gross	[1]	0	54
Less: Allowance for credit losses		0	0
Non-current trade and other receivables, net		₨ 0	₨ 54

[1]	Balance as of March 31, 2022, represented amounts receivable pursuant to an out-licensing arrangement with a customer. As these amounts were not expected to be realized within twelve months from the end of the reporting date, they were disclosed as non-current.